Loans and advances to customers - Schedule of the breakdown of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers [Line Items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Gross carrying amount | Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,076,194	1,059,137	1,058,688
Gross carrying amount | Customers | Fixed rate
Loans And Advances To Customers [Line Items]
Financial assets	678,994	647,349	642,537
Gross carrying amount | Customers | Floating rate
Loans And Advances To Customers [Line Items]
Financial assets	397,200	411,788	416,151
Gross carrying amount | Customers | Spain
Loans And Advances To Customers [Line Items]
Financial assets	198,164	203,680	212,804
Gross carrying amount | Customers | European Union (excluding Spain)
Loans And Advances To Customers [Line Items]
Financial assets	223,525	211,368	202,958
Gross carrying amount | Customers | United States And Puerto Rico
Loans And Advances To Customers [Line Items]
Financial assets	142,773	126,894	125,436
Gross carrying amount | Customers | Other OECD countries
Loans And Advances To Customers [Line Items]
Financial assets	372,696	374,812	385,906
Gross carrying amount | Customers | South America (non - OECD)
Loans And Advances To Customers [Line Items]
Financial assets	112,979	120,610	112,803
Gross carrying amount | Customers | Rest of the world
Loans And Advances To Customers [Line Items]
Financial assets	26,057	21,773	18,781
Gross carrying amount | Commercial credit
Loans And Advances To Customers [Line Items]
Financial assets	53,209	55,628	56,688
Gross carrying amount | Secured loans
Loans And Advances To Customers [Line Items]
Financial assets	557,463	554,375	565,609
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers [Line Items]
Financial assets	59,648	44,184	39,500
Gross carrying amount | Other term loans
Loans And Advances To Customers [Line Items]
Financial assets	296,339	295,485	290,031
Gross carrying amount | Finance leases
Loans And Advances To Customers [Line Items]
Financial assets	40,120	38,723	39,833
Gross carrying amount | Receivable on demand
Loans And Advances To Customers [Line Items]
Financial assets	10,756	12,277	11,435
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers [Line Items]
Financial assets	24,928	24,371	22,704
Gross carrying amount | Impaired assets
Loans And Advances To Customers [Line Items]
Financial assets	€ 33,731	€ 34,094	€ 32,888